Finance receivables (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Finance Receivables

Finance receivables consist of vehicle loans, the details of which are as follows:

	As at March 31,
	2019		2019	2018
	(In millions)
Finance receivables	US$	4,982.7	Rs.344,577.4	Rs.250,707.6
Less: allowance for credit losses		120.5	8,330.5	11,717.9

Total	US$	4,862.2	Rs.336,246.9	Rs.238,989.7

Current portion		1,670.4	115,515.2	84,016.5
Non-current portion		3,191.8	220,731.7	154,973.2

Total	US$	4,862.2	Rs.336,246.9	Rs.238,989.7